Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
14.1 TRADE AND OTHER PAYABLES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Accrued expenses - clinical trials	2,607	2,541
Trade payables & other accruals	6,162	6,580
Total trade and other payables	8,769	9,121
Trade payables are not discounted, as none of the amounts has a maturity date above one year.

Accrued Expenses related to clinical trials remain stable between December 2025 and June 2026.

The trade payables and other accruals decreased by €0.4 million, from €6.6 million as of December 31, 2025 to €6.2 million as of June 30, 2026. This decrease was primarily driven by the settlement of supplier balances amounting to €1.0 million, partially offset by a €0.6 million increase in other accruals related to goods and services received but not yet invoiced.

14.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Tax liabilities	550	218
Payroll tax and other payroll liabilities	4,841	6,599
Other payables	179	613
Other current liabilities	5,569	7,430
Payroll tax and other payroll liabilities primarily consist of payroll taxes and social charges, namely the employer withholdings relating to free shares, as well as accrued bonuses, vacation day accruals and related social charges. Payroll tax and other payroll liabilities have decreased by €1.8 million during the first half of 2026, mainly due to the payment in the first half of bonuses payable accrued at the previous year-end for €1.6 million.

14.3 DEFERRED INCOME AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Deferred income	—	45
Current contract liabilities	36,172	36,172
Deferred income and current contract liabilities	36,172	36,216

The current contract liabilities are accounted for in accordance with IFRS 15.

Current contract liabilities remained stable at €36.2 million as of June 30, 2026 compared to €36.2 million as of December 31, 2025. The initial payment received in 2021 from LianBio was €16.5 million was recognized as a contract liability since the delivery of the related performance obligation has not yet commenced. The increase of €18.1 million, during the year ended December 31, 2025, resulted from the combined effects of the amendments on the Janssen License Agreement and the Asia Licensing Agreement (formerly Lianbio) in the allocation of the constrained transaction price (See Note 16 - Revenues and other income to the consolidated financial statements as of and for the year ended December 31, 2025).
14.4 REFUND LIABILITIES

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Non-current refund liabilities	678	3,218
Current refund liabilities	3,298	313
Refund liabilities	3,976	3,530

The refund liability, recognized as of December 2025, reflects the refund obligation related to the amendments of the Janssen Agreement, signed on March 17, 2025.
As of June 30, 2026, the refund liabilities increased by €0.4 million mainly due to the cash collection of €0.4 million relating to the TSA.